EQUITY - Series I Preferred Shares (Details) - Series I convertible preferred shares - $ / shares		1 Months Ended
	Aug. 06, 2025	Aug. 31, 2025
Class of Stock [Line Item]
Convertible preferred shares issued		333,333
Conversion price		$ 1
Wuxi Morning Star
Class of Stock [Line Item]
Convertible preferred shares	10,000	10,000